SCHEDULE OF FAIR VALUE MEASUREMENT INPUTS AND VALUATION TECHNIQUES (Details)									6 Months Ended	11 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 13, 2022 USD ($) $ / shares	Oct. 27, 2022 USD ($) $ / shares	Sep. 12, 2022 USD ($) $ / shares	Aug. 08, 2022 USD ($) $ / shares	Jul. 16, 2022 USD ($) $ / shares	May 24, 2022 USD ($) $ / shares	Apr. 01, 2022 USD ($) $ / shares	Jun. 30, 2022	Dec. 31, 2021 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants										$ 0.49
Fair value of Sponsor Working Capital Loan | $	$ 150,000	$ 42,400	$ 33,000	$ 35,400	$ 13,600	$ 7,000	$ 13,000	$ 23,000
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unit price	$ 10.40	$ 10.29	$ 10.23	$ 10.12	$ 10.10	$ 10.10	$ 10.08	$ 10.38
Measurement Input, Share Price [Member] | Private Placement Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of completing initial Business Combination										9.97
Measurement Input, Exercise Price [Member] | Private Placement Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of completing initial Business Combination										11.50
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term	1 month 6 days	2 months 12 days	3 months 18 days	2 months 12 days	3 months 18 days	3 months 18 days	4 months 24 days	6 months
Measurement Input, Expected Term [Member] | Private Placement Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term										5 years 7 months 6 days
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of completing initial Business Combination	12.6	7.8	9.2	5.2	1.4	5.9	5.5	14.0
Measurement Input, Price Volatility [Member] | Private Placement Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of completing initial Business Combination										9.5
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of completing initial Business Combination	4.2	4.1	4.2	2.9	2.7	2.5	1.2	1.1
Measurement Input, Risk Free Interest Rate [Member] | Private Placement Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of completing initial Business Combination										1.3
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield
Measurement Input, Expected Dividend Rate [Member] | Private Placement Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield
Measurement Input Probability Of Completing Business Combination [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of completing initial Business Combination	15	15	15	20	16	20.0	20	20
Measurement Input Probability Of Completing Business Combination [Member] | Private Placement Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of completing initial Business Combination										90.0
Measurement Input, Conversion Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Conversion price	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of completing initial Business Combination	6.2	6.1	6.4	5.7	6.3	8.5	5.0	4.4